Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets, net
Total	$ 125	$ 125
Less: Accumulated amortization	(21)	(9)
Intangible assets, net	104	116
Amortization expenses	12	5	$ 0
Impairment of intangible assets	0	0	$ 0
Computer software
Intangible assets, net
Total	5	5
Copyright for teaching materials
Intangible assets, net
Total	$ 120	$ 120